Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Finland	Harrison Street	Other	Aggregate Acquisitions

Current assets, excluding cash	$4,734	$16,948	$31,623	$53,305
Non-current assets	2,581	4,678	3,616	10,875
Current liabilities	(9,421)	(14,544)	(27,853)	(51,818)
Long-term liabilities	(6,072)	-	(15,608)	(21,680)
	$(8,178)	$7,082	$(8,222)	$(9,318)

Cash consideration, net of cash acquired of $23,777	$(57,287)	$(447,513)	$(81,442)	$(586,242)
Acquisition date fair value of contingent consideration	-	(40,889)	(19,212)	(60,101)
Total purchase consideration	$(57,287)	$(488,402)	$(100,654)	$(646,343)

Acquired intangible assets	$26,841	$278,600	$69,495	$374,936
Acquired goodwill	$38,624	$366,350	$60,708	$465,682
Redeemable non-controlling interest	$-	$163,630	$21,327	$184,957
	Northern California & Nevada	Other	Aggregate Acquisitions

Current assets, excluding cash	$8,503	$5,420	$13,923
Non-current assets	2,268	1,117	3,385
Current liabilities	(38,481)	(10,463)	(48,944)
Long-term liabilities	(10,600)	(3,084)	(13,684)
	$(38,310)	$(7,010)	$(45,320)

Cash consideration, net of cash acquired of $41,989	$(22,696)	$(35,978)	$(58,674)
Acquisition date fair value of contingent consideration	(10,412)	(9,135)	(19,547)
Total purchase consideration	$(33,108)	$(45,113)	$(78,221)

Acquired intangible assets	$28,800	$32,428	$61,228
Acquired goodwill	$42,618	$35,953	$78,571
Redeemable non-controlling interest	$-	$16,258	$16,258
	Revenues	Net earnings

Actual from acquired entities for 2018	$196,480	$10,879
Supplemental pro forma for 2018 (unaudited)	2,934,211	139,297
Supplemental pro forma for 2017 (unaudited)	2,738,081	118,078